Document And Entity Information	Jun. 30, 2021
Document And Entity Information [Abstract]
Entity Tax Identification Number	27-1106076
Entity Address, Address Line One	11501 Northlake Drive
Entity Address, Postal Zip Code	45249
Entity Address, City or Town	Cincinnati
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	Phillips Edison & Company, Inc.
Entity Emerging Growth Company	false
Entity Address, State or Province	OH
Entity File Number	000-54691
Entity Incorporation, State or Country Code	MD
City Area Code	(513)
Local Phone Number	554-1110
Pre-commencement Issuer Tender Offer	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001476204
Current Fiscal Year End Date	--12-31